Related Party Transactions - Sponsor Promissory Note (Details) - USD ($)	Oct. 03, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Promissory note - related party		$ 29,637,300	$ 11,455,940	$ 4,160,277
Southport Acquisition Corp
Related Party Transactions
Promissory note - related party		814,146	439,004
Southport Acquisition Corp | Sponsor promissory note
Related Party Transactions
Debt instrument, Maximum borrowing capacity	$ 1,000,000
Promissory note - related party		$ 814,146	$ 439,004	$ 0